COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Year Ending December 31:	$
2013	4,691,218
2014	2,875,459
2015	1,729,320
2016	1,356,324
Thereafter	4,912,165

Total	15,564,486

Schedule of future minimum obligation using market prices under all supply agreements

Year Ending December 31:	$
2013	247,700,752
2014	247,700,752
2015	341,037,267

Total	836,438,771